Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Charged to Costs and Expenses	$ 12	$ 12
Allowance for Doubtful Accounts, Current [Member]
Valuation Allowance [Line Items]
Valuation Allowances and Reserves, Beginning Balance		41	$ 48	$ 196	$ 162
Charged to Costs and Expenses		11	11	50
Valuation Allowances and Reserves, Deductions		(18)	3	(16)
Valuation Allowances and Reserves, Adjustments		0	(162)	0
Valuation Allowances and Reserves, Ending Balance		$ 41	$ 48	$ 196	$ 162